Equity Activity (Reclassification and Taxes Related Tables) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments, before tax	$ (1,335)		$ (44)		$ (693)
Net changes related to available-for-sale securities, before tax
Unrealized gains/(losses) arising during the period, before tax	(4)		8		(14)
Reclassification of (gains)/losses to net income, before tax	(8)		(42)		(231)
Subsequent changes in previously impaired securities arising during the period, before tax	4		20		4
Total net changes related to available-for-sale securities	(8)		(14)		(241)
Unrealized gains/(losses) on cash flow hedges, before tax
Unrealized gains/(losses) arising during the period, before tax	43		32		(266)
Reclassification of (gains)/losses to net income, before tax	(166)		(253)		511
Total unrealized gains/(losses) on cash flow hedges	(123)		(220)		245
Retirement-related benefit plans, before tax
Prior service costs/(credits), before tax	16				(28)
Net (losses)/gains arising during the period, before tax	5,369		(7,489)		(5,463)
Curtailments and settlements, before tax	(3)		(2)		11
Amortization of prior service (credits)/costs, before tax	(114)		(148)		(157)
Amortization of net (gains)/losses, before tax	3,499		2,457		1,847
Total retirement-related benefit plans	8,767		(5,182)		(3,790)
Other Comprehensive Income (Loss), before Tax	7,301		(5,460)		(4,479)
Other comprehensive income/(loss), tax
Foreign currency translation adjustments, tax	(66)		10		(18)
Net changes related to available-for-sale securities, tax
Unrealized gains/(losses) arising during the period, tax	2		(4)		5
Subsequent changes in previously impaired securities arising during the period, tax	(1)		(8)		(1)
Total net changes related to available-for-sale securities, tax	3		5		91
Unrealized gains/(losses) on cash flow hedges, tax
Unrealized gains/(losses) arising during the period, tax	(15)		(27)		105
Total unrealized gains/(losses) on cash flow hedges, tax	47		59		(77)
Retirement-related benefit plans, tax
Prior service costs/(credits), tax	0				7
Net (losses)/gains arising during the period, tax	(1,974)		2,327		1,897
Curtailments and settlements, tax	1		0		(3)
Amortization of prior service (credits)/costs, tax	40		59		62
Amortization of net (gains)/losses, tax	(1,195)		(874)		(619)
Total retirement-related benefit plans, tax	(3,128)		1,513		1,343
Other comprehensive income/(loss), tax	(3,144)		1,587		1,339
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	(1,401)		(34)		(711)
Net changes related to available-for-sale securities, net of tax
Unrealized gains/(losses) arising during the period, net of tax	(3)		4		(9)
Reclassification of (gains)/losses to net income, net of tax	(5)	[1]	(25)	[1]	(143)
Subsequent changes in previously impaired securities arising during the period, net of tax	3		12		3
Total net changes related to available-for-sale securities, net of tax	(5)		(9)		(150)
Unrealized gains/(losses) on cash flow hedges, net of tax
Unrealized gains/(losses) arising during the period, net of tax	28		5		(162)
Total unrealized gains/(losses) on cash flow hedges, net of tax	(76)		(161)		167
Retirement-related benefit plans, net of tax
Prior service costs/(credits), net of tax	16				(22)
Net (losses)/gains arising during the period, net of tax	3,395		(5,162)		(3,566)
Curtailments and settlements, net of tax	(2)		(2)		7
Amortization of prior service (credits)/costs, net of tax	(75)		(89)		(94)
Amortization of net (gains)/losses, net of tax	2,304		1,583		1,227
Total retirement-related benefit plans, net of tax	5,639		(3,669)		(2,448)
Other comprehensive income/(loss) (Note L)	4,157		(3,874)		(3,142)
Cost of sales
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	34		(7)		182
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	(14)		(6)		(61)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	21		(13)		121
SG&A expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(39)		(16)		75
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	14		4		(23)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(25)		(12)		52
Other (income) and expense
Net changes related to available-for-sale securities, before tax
Reclassification of (gains)/losses to net income, before tax	(8)		(42)		(231)
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(162)		(237)		247
Net changes related to available-for-sale securities, tax
Reclassification of (gains)/losses to net income, tax	2		17		88
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	62		91		(3)
Net changes related to available-for-sale securities, net of tax
Reclassification of (gains)/losses to net income, net of tax	(5)		(25)		(143)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(99)		(146)		244
Interest expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	0		6		8
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	0		(3)		(95)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	$ 0		$ 3		$ (88)

[1]	Includes writedowns of $2.0 million in 2012.